THE WRIGHT MANAGED EQUITY TRUST

                        Supplement to Combined Prospectus

                                       of

                     Wright Selected Blue Chip Equities Fund
                      Wright Major Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund

                                dated May 1, 2001
                          as supplemented July 23, 2001

As of the date of this Supplement, shares of the Institutional Share class of Wright Major Blue Chip Equities Fund are no longer available for purchase. Contact the Principal Underwriter or your broker for the latest information.

January 30, 2002

                         THE WRIGHT MANAGED EQUITY TRUST

                             Supplement to Combined
                       Statement of Additional Information

                                       of

                     Wright Selected Blue Chip Equities Fund
                      Wright Major Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund

                                Dated May 1, 2001
                          as supplemented July 23, 2001

As of the date of this Supplement, shares of the Institutional Share class of Wright Major Blue Chip Equities Fund are no longer available for purchase. Contact the Principal Underwriter or your broker for the latest information.

January 30, 2002